Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	231,967				231,967		231,967	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	54,225							54,225
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	65,047	11	1,984	63,052			65,047
Shares from exercise of options and related tax effects		8,023	1,394,006
Compensation expense related to stock options	21,667			21,667			21,667
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	(14,015)			(8,212)			(8,212)	(5,803)
Cash contributions from noncontrolling interests	39,520							39,520
Changes in fair value of noncontrolling interests	(20,636)			(20,636)			(20,636)
Comprehensive income (loss)
Net Income	808,304				760,717		760,717	47,587
Other comprehensive income (loss) - net	(161,992)					(161,124)	(161,124)	(868)
Total comprehensive income	646,312						599,593	46,719
Shareholders equity at Sep. 30, 2011	$ 7,902,117	$ 4,451	$ 370,986	$ 3,395,652	$ 4,338,148	$ (355,169)	$ 7,754,068	$ 148,049
Shares issued at Sep. 30, 2011		3,965,191	299,673,007